Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Leases
The Company and its subsidiaries lease office and manufacturing facilities, computer equipment and software under various operating arrangements. Certain of the leases are subject to escalation clauses and renewal periods. The Company and its subsidiaries recognize lease expense, including predetermined fixed escalations, on a straight-line basis over the initial term of the lease including reasonably assured renewal periods from the time that the Company and its subsidiaries control the leased property.
The future minimum rental commitments at December 31, 2018 under operating leases having an initial or remaining non-cancelable term of one year or more are as follows (in thousands):

2019	$23,577
2020	22,092
2021	19,028
2022	16,570
2023	11,095
Thereafter	36,724
$129,086

The Company’s rent expense for the fiscal years ended December 31, 2018, 2017 and 2016 totaled $24.6 million, $14.8 million and $10.1 million, respectively.
Legal Proceedings
In the normal course of business, the Company and its subsidiaries are involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that any unfavorable outcomes will have a material adverse effect on the Company’s consolidated financial position or results of operations.